Capital Acquisitions and Dispositions - Assets Held for Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Business Combinations And Dispositions [Abstract]
Assets held for sale - PP&E	$ 247.1	$ 148.4
Liabilities held for sale - Decommissioning liability	$ (132.4)	$ (28.4)